SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 2,090	$ 3,705
Cash flows from (used in) financing activities	14,156	11,889
Cash flows from (used in) investing activities	$ (16,903)	$ (17,233)